SCHEDULE OF PROCEEDS AND PAYMENTS TO SHAREHOLDER (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Proceeds from a shareholder	$ 7,213,210	$ 9,177,530	$ 18,039,849
Proceeds and payments to a shareholder	$ (5,407,110)	$ (4,387,903)	$ (21,742,460)